CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 2,017,357	$ 2,120,159	$ 4,018,689	$ 4,210,545
Costs and expenses:
Direct costs	1,455,758	1,493,600	2,898,437	2,964,967
Selling, general and administrative	205,006	194,458	403,390	371,808
Depreciation and amortization	97,718	149,635	193,676	298,816
Transaction and integration related	6,717	6,820	12,121	13,811
Restructuring	42,950	45,789	82,296	45,789
Total costs and expenses	1,808,149	1,890,302	3,589,920	3,695,191
Income from operations	209,208	229,857	428,769	515,354
Interest income	2,054	1,237	3,856	3,167
Interest expense	(50,151)	(60,840)	(97,760)	(132,505)
Income before income tax benefit / (expense)	161,111	170,254	334,865	386,016
Income tax benefit / (expense)	21,861	(23,344)	2,258	(51,668)
Net income	$ 182,972	$ 146,910	$ 337,123	$ 334,348
Net income per ordinary share:
Basic (in USD per share)	$ 2.31	$ 1.78	$ 4.22	$ 4.04
Diluted (in USD per share)	$ 2.30	$ 1.76	$ 4.20	$ 4.02
Weighted average number of ordinary shares outstanding:
Basic (in shares)	79,245,448	82,738,765	79,899,091	82,658,984
Diluted (in shares)	79,547,444	83,360,841	80,235,900	83,260,144